Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Disaggregation of Revenue	The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	146,577	148,935	448,148	437,027

Teekay Tankers
Conventional Tankers	115,890	170,240	382,059	758,632

Teekay Parent
Offshore Production	12,030	16,245	35,137	90,965
Other	45,856	61,097	139,570	166,752
	57,886	77,342	174,707	257,717

	320,353	396,517	1,004,914	1,453,376

Income (loss) from Vessel Operations by Segment
The following table includes the Company’s (loss) income from vessel operations by segment for the three and nine months ended September 30, 2021 and 2020:

	Income from Vessel Operations(1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	57,644	69,597	192,991	160,924

Teekay Tankers
Conventional Tankers	(41,494)	(29,193)	(172,771)	183,919

Teekay Parent
Offshore Production	2,572	(20,586)	35,087	(44,394)
Other	263	(8,434)	(2,115)	(11,665)
	2,835	(29,020)	32,972	(56,059)

	18,985	11,384	53,192	288,784
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Reconciliation of Total Segment Assets
A reconciliation of total segment assets to consolidated total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2021	December 31, 2020
	$	$
Teekay LNG – Liquefied Gas Carriers	4,704,364	4,647,242
Teekay Tankers – Conventional Tankers	1,588,969	1,743,013
Teekay Parent – Offshore Production	16,533	30,845
Teekay Parent – Other	15,304	60,002
Cash and cash equivalents	235,973	348,785
Other assets not allocated	64,474	132,425
Eliminations	(23,328)	(16,400)
Consolidated total assets	6,602,289	6,945,912